Long-Term Deposits (Details) - Schedule of long-term deposits - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Long Term Deposits Abstract
Rental deposits	$ 127,303	$ 149,175
Prepayments for equipment	168,588	147,050
Long-term deposits	$ 295,891	$ 296,225